SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2013
SHARE BASED PAYMENTS [Abstract]
SHARE BASED PAYMENTS
16.	SHARE BASED PAYMENTS

2007 Share incentive plan

On July 2, 2007, the Board of Directors adopted the 2007 share incentive plan (the "2007 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 12,000,000 ordinary shares of the Company subject to vesting requirement.

On December 29, 2008, the Board of Directors amended 2007 Option Plan to allow the Group to grant options to its employees and directors to purchase up to 17,000,000 ordinary shares.

On September 1, 2012, the Board of Directors approved to grant options to the employees under 2007 Share Incentive Plan to purchase an aggregate of 1,857,538 ordinary shares of the Company, at an exercise price of $0.72 per ordinary share. One twelfth of the options will vest each quarter from September 4, 2012. The expiration date will be 5 years from the grant date.

On October 10, 2012, the Board of Directors approved the Company to extend the expiration date of the options granted on July 2, 2007, November 29, 2007 and July 10, 2009 to November 29, 2015. Modified awards are viewed as an exchange of the original award for a new award. The fair value of the stock options, which was $0.33 per share as of the modification date, was estimated using the Black-Scholes model. The incremental compensation cost of the modified award was $449, which was recognized as share-based compensation expenses for the year ended December 31, 2012.

2011 Share incentive plan

On March 18, 2011, the Board of Directors adopted 2011 Share Incentive Plan (the "2011 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 2,000,000 ordinary shares of the Company subject to vesting requirement.

On March 22, 2011, the Board of Directors granted options to Group's employees to purchase an aggregate of 2,180,000 ordinary shares of the Company under 2007 Option Plan and 2011 Option Plan, at an exercise price of $2.3 per share. The contractual term of the options was 5 or 10 years. One twelfth of these options will vest each quarter through March 22, 2014. Subsequently on June 7, 2011, the Board of Directors approved to modify the exercise price of these stock options to $1.57 per share. The fair value of these options at the modification date was estimated to be $0.75 per option. The incremental share based compensation costs of the re-priced options was $314, of which will be recognized over the remaining service period through March 22, 2014.

On August 23, 2011, the Board of Directors approved the adjustment of the exercise price of certain stock options that were granted on July 2, 2007, July 20, 2007, November 29, 2007, July 10, 2009 and March 22, 2011, which were subsequently modified from $1.57 per share to $1.15 per share. The fair value of the options on the modification date was $0.21, $0.22, $0.26, $0.39 and $0.53 per share, respectively, calculated using the Black-Scholes model. The incremental compensation cost of the re-priced options was $1,259, of which $950 was recognized on the modification date, and the remainder recognized over the remaining service period.

In September 2012, the former CFO of the Group resigned. Of the 600,000 options granted to her on March 22, 2011, 300,000 were vested through her date of resignation. In conjunction with her resignation, she signed a supplementary agreement with the Group that granted her 100,000 immediately exercisable options and 200,000 options that would vest through September 22, 2013. During the vesting period, she would provide consulting service as a consultant. For the 100,000 immediately exercisable options, a measurement date was reached upon grant and the Group immediately recognized $35 share-based compensation expenses. For the 200,000 options that vested through September 22, 2013, the Group recognized expense based on the fair value of the options as of each reporting date through the measurement date. For the year ended December 31, 2011, 2012 and 2013, the Group recognized $1,046, $19 and $59 share-based compensation expense for these options, respectively.

2012 Share incentive plan

On November 30, 2012, the Board of Directors adopted 2012 Share Incentive Plan (the "2012 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 6,000,000 ordinary shares of the Company subject to vesting requirement.

On November 1 and November 30, 2012, the Group granted 20,000 options to a consultant under the 2007 Option Plan and 60,000 options under the 2012 Option Plan to purchase the Company's ordinary shares at an exercise price of $1.11 per share. The 20,000 share options vested immediately and one-third of the 60,000 share options vested on February 1, May 1 and August 1, 2013, respectively.

The following summary of stock option activity under the 2007, 2011 and 2012 Share Incentive Plan as of December 31, 2012 and 2013, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average	Weighted average	Weighted average	Aggregate
	Number of	exercise price	grant-date	remaining	intrinsic
	options	per option	fair value	contractual terms	value

Outstanding at January 1, 2013	16,721,266	$1.19	$1.27
Exercised	(18,400)	1.15	1.40
Forfeited	(2,047,336)	1.55	1.19
Outstanding at December 31, 2013	14,655,530	1.14	1.27	2.85	557
Options vested and expected to vest as of December 31, 2013	14,654,776	$1.14	$1.23	2.79	557
Options exercisable as of December 31, 2013	13,701,628	$1.17	$1.29	2.85	279

The total intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 was $54, $66 and $3, respectively. The total fair value of options vested during the years ended December 31, 2011, 2012 and 2013 was $3,664, $3,503 and $1,476, respectively.

The Group recorded share-based compensation of $4,614, $3,502 and $1,251 for the years ended December 31, 2011, 2012 and 2013, respectively. There was $427 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2013. The expense is expected to be recognized over a weighted-average period of 1.39 years on a straight-line basis.

The fair value of each option granted was estimated on the date of grant/modification using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

For the years ended December 31,
	2011	2012	2013

Risk-free interest rate of return	0.00%-0.79%	0.12%-0.34%	0.12%-1.10%
Expected term	0.4-3.1 years	0.07-3.19 years	0.33-4.42 years
Volatility	70.64%-70.74%	67.57%-94.43%	64.75%-94.43%
Dividend yield	-	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company's share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated based on a consideration of factors including the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.